Lease - Schedule of Maturities of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Operating Leases
Year ending December 31, 2023	¥ 43,820	$ 6,353
Year ending December 31, 2024	29,262	4,243
Year ending December 31, 2025	27,247	3,950
Year ending December 31, 2026	25,876	3,752
Year ending December 31, 2027 and thereafter	226,864	32,892
Total lease payments	353,069	51,190
Less imputed interest	(132,053)	(19,146)
Present value of lease liabilities	¥ 221,016	$ 32,044
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Present value of lease liabilities	Present value of lease liabilities
Finance Leases
Year ending December 31, 2023	¥ 5,478	$ 794
Year ending December 31, 2024	5,606	813
Year ending December 31, 2025	5,702	827
Year ending December 31, 2026	5,827	845
Year ending December 31, 2027 and thereafter	161,337	23,392
Total lease payments	183,950	26,671
Less imputed interest	(120,227)	(17,431)
Present value of lease liabilities	¥ 63,723	$ 9,240
Finance Lease, Liability, Statement of Financial Position [Extensible List]	Present value of lease liabilities	Present value of lease liabilities